Share-based payments - Disclosure of Indirect Measurement of Fair Value of Goods or Services Received, Share Options Granted During Period (Details) € / shares in Units, € in Thousands											12 Months Ended
	Jun. 22, 2022 EUR (€) yr € / shares	Jun. 21, 2021 EUR (€) yr € / shares	Apr. 20, 2021 EUR (€) yr € / shares	Mar. 11, 2020 EUR (€) yr € / shares	Oct. 24, 2019 EUR (€) yr € / shares	Mar. 29, 2019 EUR (€) yr € / shares	Mar. 06, 2018 EUR (€) yr € / shares	Jan. 07, 2017 EUR (€) yr € / shares	Nov. 03, 2016 EUR (€) yr € / shares	Feb. 02, 2016 EUR (€) yr € / shares	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense for the year											€ 3,222	€ 3,174	€ 3,202
OSA
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense for the year											941	549	760
OSA 2016-1 Performance
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in euros) | € / shares										€ 13.05
Exercise price (in euros per share) | € / shares										€ 13.05
Volatility										59.00%
Maturity (in years) | yr										5,000
Risk-free rate										0.19%
Yield										0.00%
Value of initial plan (in thousands of euros)										€ 69
Expense for the year											0	0	0
OSA 2016-2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in euros) | € / shares									€ 14.26
Exercise price (in euros per share) | € / shares									€ 14.26
Risk-free rate									0.04%
Yield									0.00%
Value of initial plan (in thousands of euros)									€ 27
Expense for the year											0	0	0
OSA 2016-2 | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility									58.00%
OSA 2016-2 | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility									62.00%
OSA 2016-2 | Tranche three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility									59.00%
OSA 2016-2 | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years) | yr									5.5
OSA 2016-2 | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years) | yr									6
OSA 2016-2 | Tranche three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years) | yr									6.5
OSA 2017 Ordinary
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in euros) | € / shares								€ 15.93
Exercise price (in euros per share) | € / shares								€ 14.97
Risk-free rate								0.23%
Yield								0.00%
Value of initial plan (in thousands of euros)								€ 31
Expense for the year											0	0	0
OSA 2017 Ordinary | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility								58.00%
OSA 2017 Ordinary | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility								61.00%
OSA 2017 Ordinary | Tranche three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility								59.00%
OSA 2017 Ordinary | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years) | yr								5.5
OSA 2017 Ordinary | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years) | yr								6
OSA 2017 Ordinary | Tranche three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years) | yr								6.5
OSA 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in euros) | € / shares							€ 12.87
Exercise price (in euros per share) | € / shares							€ 12.87
Volatility							35.00%
Risk-free rate							0.00%
Yield							0.00%
Value of initial plan (in thousands of euros)							€ 252
Expense for the year											0	0	0
OSA 2018 | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years) | yr							5.5
OSA 2018 | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years) | yr							6
OSA 2018 | Tranche three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years) | yr							6.5
OSA 2019-1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in euros) | € / shares						€ 11.08
Exercise price (in euros per share) | € / shares						€ 11.08
Yield						0.00%
Value of initial plan (in thousands of euros)						€ 140
Expense for the year											0	(1)	17
OSA 2019-1 | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility						38.10%
Risk-free rate						0.103%
OSA 2019-1 | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility						37.40%
Risk-free rate						0.149%
OSA 2019-1 | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years) | yr						6
OSA 2019-1 | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years) | yr						6.5
OSA LLY 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in euros) | € / shares					€ 6.41
Exercise price (in euros per share) | € / shares					€ 6.41
Volatility					37.00%
Maturity (in years) | yr					10,000
Risk-free rate					0.40%
Yield					0.00%
Value of initial plan (in thousands of euros)					€ 252
Expense for the year											0	0	0
OSA 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in euros) | € / shares				€ 6.25
Exercise price (in euros per share) | € / shares				€ 6.25
Volatility				38.00%
Maturity (in years) | yr				10,000
Risk-free rate				0.31%
Yield				0.00%
Value of initial plan (in thousands of euros)				€ 939
Expense for the year											13	101	329
OSA 2021-04 O
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in euros) | € / shares			€ 13.60
Exercise price (in euros per share) | € / shares			€ 13.74
Yield			0.00%
Value of initial plan (in thousands of euros)			€ 684
Expense for the year											34	(28)	188
OSA 2021-04 O | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility			38.90%
Risk-free rate			0.38%
OSA 2021-04 O | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility			37.80%
Risk-free rate			0.33%
OSA 2021-04 O | Tranche three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility			38.30%
Risk-free rate			0.28%
OSA 2021-04 O | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years) | yr			5.5
OSA 2021-04 O | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years) | yr			6
OSA 2021-04 O | Tranche three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years) | yr			6.5
OSA 2021-04 P
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in euros) | € / shares			€ 13.60
Exercise price (in euros per share) | € / shares			€ 13.74
Volatility			39.10%
Maturity (in years) | yr			10,000
Risk-free rate			0.03%
Yield			0.00%
Value of initial plan (in thousands of euros)			€ 1,816
Expense for the year											216	163	131
OSA 2021-06 O
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in euros) | € / shares		€ 12.20
Exercise price (in euros per share) | € / shares		€ 12.99
Yield		0.00%
Value of initial plan (in thousands of euros)		€ 246
Expense for the year											47	107	79
OSA 2021-06 O | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility		39.20%
Risk-free rate		0.35%
OSA 2021-06 O | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility		37.90%
Risk-free rate		0.30%
OSA 2021-06 O | Tranche three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility		38.10%
Risk-free rate		0.26%
OSA 2021-06 O | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years) | yr		5.5
OSA 2021-06 O | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years) | yr		6
OSA 2021-06 O | Tranche three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years) | yr		6.5
OSA 2021-06 P
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in euros) | € / shares		€ 12.20
Exercise price (in euros per share) | € / shares		€ 12.99
Volatility		39.10%
Maturity (in years) | yr		10,000
Risk-free rate		0.13%
Yield		0.00%
Value of initial plan (in thousands of euros)		€ 212
Expense for the year											24	24	16
OSA 2022-06 O
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in euros) | € / shares	€ 3.68
Exercise price (in euros per share) | € / shares	€ 4.16
Yield	0.00%
Value of initial plan (in thousands of euros)	€ 580
Expense for the year											267	178	0
OSA 2022-06 O | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility	42.06%
Risk-free rate	1.83%
OSA 2022-06 O | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility	41.21%
Risk-free rate	1.87%
OSA 2022-06 O | Tranche three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility	40.65%
Risk-free rate	1.90%
OSA 2022-06 O | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years) | yr	5.5
OSA 2022-06 O | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years) | yr	6
OSA 2022-06 O | Tranche three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years) | yr	6.5
OSA 2022-06 P
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in euros) | € / shares	€ 3.68
Exercise price (in euros per share) | € / shares	€ 4.16
Volatility	40.08%
Maturity (in years) | yr	10,000
Risk-free rate	2.28%
Yield	0.00%
Value of initial plan (in thousands of euros)	€ 80
Expense for the year											20	4	0
OSA 2023 - 01 O
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in euros) | € / shares	€ 6.75
Exercise price (in euros per share) | € / shares	€ 5.00
Yield	0.00%
Value of initial plan (in thousands of euros)	€ 1,255
Expense for the year											€ 321	€ 0	€ 0
OSA 2023 - 01 O | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility	45.07%
Risk-free rate	2.85%
OSA 2023 - 01 O | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility	44.11%
Risk-free rate	2.83%
OSA 2023 - 01 O | Tranche three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility	43.41%
Risk-free rate	2.82%
OSA 2023 - 01 O | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years) | yr	5.55
OSA 2023 - 01 O | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years) | yr	6
OSA 2023 - 01 O | Tranche three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years) | yr	6.5